25. FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT (Details 8) R$ in Thousands	12 Months Ended
Dec. 31, 2019 BRL (R$)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Fair value designated at beginning	R$ (632,555)
Settlement	196,819
Inventories	(3,671)
Other comprehensive income	(8,462)
Operating result - income	(18,215)
Operating result - cost	(30,336)
Financial result	(77,601)
Fair value designated at ending	(574,021)
Cash Flow Hedges [Member] | Interest Rate Risk [Member] | Derivatives [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Fair value designated at beginning	(82)
Settlement	34
Inventories
Other comprehensive income	3
Operating result - income
Operating result - cost
Financial result	45
Fair value designated at ending
Cash Flow Hedges [Member] | Foreign Exchange Risk [Member] | Derivatives [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Fair value designated at beginning	21,483
Settlement	35,758
Inventories
Other comprehensive income	53,349
Operating result - income	(18,215)
Operating result - cost
Financial result	(16,211)
Fair value designated at ending	76,164
Cash Flow Hedges [Member] | Foreign Exchange Risk [Member] | Non-Derivatives [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Fair value designated at beginning	(662,732)
Settlement	123,962
Inventories
Other comprehensive income	23,328
Operating result - income
Operating result - cost
Financial result	(61,435)
Fair value designated at ending	(576,877)
Cash Flow Hedges [Member] | Commodity Price Risk [Member] | Derivatives [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Fair value designated at beginning	(9,144)
Settlement	37,930
Inventories	2,839
Other comprehensive income	(18,324)
Operating result - income
Operating result - cost	(47,012)
Financial result
Fair value designated at ending	(33,711)
Fair Value Hedges [Member] | Commodity Price Risk [Member] | Derivatives [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Fair value designated at beginning	17,920
Settlement	(865)
Inventories	(6,510)
Other comprehensive income
Operating result - income
Operating result - cost	16,676
Financial result
Fair value designated at ending	27,221
Hedges Of Net Investment In Foreign Operations [Member] | Foreign Exchange Risk [Member] | Non-Derivatives [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Fair value designated at beginning
Settlement
Inventories
Other comprehensive income	(66,818)
Operating result - income
Operating result - cost
Financial result
Fair value designated at ending	R$ (66,818)